Investments in Associates and Joint Ventures - Summary of Changes in Accumulated Equity Share in Net Earnings of Associates and Joint Ventures (Detail) - PHP (₱) ₱ in Millions					7 Months Ended	12 Months Ended
	Jun. 13, 2017	May 30, 2016	Apr. 14, 2015	Jun. 24, 2014	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year						₱ 56,858	₱ 48,703
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares			₱ 2,838	₱ 1,418		6,512	7,365	₱ 2,838
Equity share in net earnings (losses) of associates and joint ventures						2,906	1,181	3,241
Disposals						(14,884)	(17,000)
Balance at end of the year					₱ 56,858	46,130	56,858	48,703
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year						8,267
Balance at end of the year					8,267	8,696	8,267
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares	₱ 4,962	₱ 4,962
Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures					(1,027)	55
Accumulated equity share in net earnings of associates and joint ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year						1,285	9,441
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares						4,962	4,962
Equity share in net earnings (losses) of associates and joint ventures						2,906	1,181
Reversal of impairment						201
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method						(312)	(91)
Dividends						(791)	(4,389)
Disposals						(9,610)	(9,617)
Translation and other adjustments						120	(202)
Balance at end of the year					₱ 1,285	(1,239)	1,285	₱ 9,441
Accumulated equity share in net earnings of associates and joint ventures [Member] | Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						2,050	396
Accumulated equity share in net earnings of associates and joint ventures [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						(27)	(102)
Accumulated equity share in net earnings of associates and joint ventures [Member] | Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						71	62
Accumulated equity share in net earnings of associates and joint ventures [Member] | AF Payments, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						(130)	(127)
Accumulated equity share in net earnings of associates and joint ventures [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						886	2,089
Accumulated equity share in net earnings of associates and joint ventures [Member] | Philippines Internet Holding S.a.r.l. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						1	(58)
Accumulated equity share in net earnings of associates and joint ventures [Member] | Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						₱ 55	(1,027)
Accumulated equity share in net earnings of associates and joint ventures [Member] | ECommerce Pay Holding S.a.r.l. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures							₱ (52)